Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preference shares, par value	$ 0.00267	$ 0.00267
Preference shares, shares authorized	3,750,000	3,750,000
Preference shares, shares issued
Preference shares, shares outstanding
Ordinary shares, par value	$ 0.00267	$ 0.00267
Ordinary shares, shares authorized	37,500,000	37,500,000
Ordinary shares, shares issued	9,359,319
Ordinary shares, shares outstanding	9,359,319	7,447,955
Ordinary shares, shares issued		7,447,955